CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	¥ 5,220	¥ 3,839	¥ 3,215
Items that will not be reclassified subsequently to profit or loss
Fair value changes on financial assets at fair value through other comprehensive income	3,270	(4,517)	(2,128)
Currency translation differences	214	1,050	(397)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(21)	(134)	19
Share of other comprehensive income of associates	4	75	4
Total comprehensive income for the year	8,687	313	713
Attributable to:
Equity holders of the Company	8,387	151	527
Non-controlling interests	300	162	186
Total comprehensive income for the year	¥ 8,687	¥ 313	¥ 713